Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 4:	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

a.	Financial risk management:

1.	Financial risk factors:

The Group’s activities expose it to a variety of financial risks: market risks and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

Risk management is carried out by the Group’s management under policies approved by the Board. The Group’s treasury identifies, evaluates and defines financial risks. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk and investment of excess liquidity.

a.	Market risks:

Foreign currency exchange rate risk:

The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures with respect to the NIS. Foreign exchange risk arises from assets and liabilities denominated in currency that is other than the functional currency.

The Group treasury’s risk management policy is to hold NIS-denominated cash and cash equivalents in the amount of the anticipated NIS-denominated liabilities for six to twelve consecutive months from time to time and this in line with the directives of the Company’s Board.

As of December 31, 2024, had the Group’s functional currency strengthened by 10% against the NIS with all other variables remaining constant, loss for the year would have been $46 thousand lower (2023 - loss would have been $144 thousand lower; 2022 - loss would have been $152 thousand lower), mainly as a result of exchange rate changes on translation of other accounts receivable and exchange rate changes on NIS-denominated cash and cash equivalents and investment in marketable securities.

Equity securities price risk:

The group’s exposure to equity securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (currently only the investment in the shares of InterCure Ltd).

b.	Liquidity risk:

Since its inception, the Company has incurred significant losses and negative cash flows from operations. As a result, the Company’s current cash resources might not be sufficient to fund the Company’s obligations for a period of at least 12 months from the end of the reporting period.

Management plans to mitigate the liquidity risk by securing sufficient financing through the sale of additional equity securities, debt or capital inflows. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all (see note 1b).

2.	Capital management:

The Group’s objectives when managing capital are to ensure the Group’s ability to continue as a going concern in order to provide returns on investments for shareholders and benefits for other interested parties and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may take a variety of measures such as issue new shares or sell assets to reduce liabilities.

b.	Financial instruments by category:

The financial asset of the group is classified in one category: measured subsequently at fair value through profit or loss.

As of December 31, 2024, all financial liabilities were classified in one of two categories: Trade and other account payables, measured at amortized cost, and warrants measured at fair value through profit or loss.

As of December 31, 2023, all financial liabilities were classified in one category: Trade and other account payables, measured at amortized cost.

c.	Changes in financial liabilities:

Warrants
U.S. dollars in thousands

Balance as of December 31, 2021	1,054
Revaluation during the year	(1,054)
Exercises during the year	-
Balance as of December 31, 2022	-
Revaluation during the year	-
Balance as of December 31, 2023	-
Issuance during the year	2,894
Revaluation during the year	(926)
Balance as of December 31, 2024	1,968

Warrant sensitivity analysis:

	December 31, 2024
	Increase	Decrease
	U.S. dollars in thousands

Warrants issued at the Social Proxy Transaction:
Volatility (5% movement)	(8)	1
Discount rate (2% movement)	(49)	51

Warrants issued at the fund-raising:
Volatility (5% movement)	(43)	46

See also note 12.